Stock-Based Compensation (Details) - Schedule of fair value of employee stock option grants	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Stock-Based Compensation (Details)
Expected life (years)	5 years 6 months 29 days		6 years 3 months
Risk-free interest rate	1.20%
Expected volatility	10.00%
Dividend yield	0.00%
Minimum [Member]
Stock-Based Compensation (Details)
Expected life (years)		6 years
Risk-free interest rate		0.36%	1.63%
Expected volatility		50.00%	50.00%
Maximum [Member]
Stock-Based Compensation (Details)
Expected life (years)		6 years 3 months
Risk-free interest rate		1.21%	2.34%
Expected volatility		70.00%	57.00%